EMPLOYEES BENEFITS PLANS (Details 3) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
F A F [Member]
IfrsStatementLineItems [Line Items]
2023	R$ 227,705
2024	226,703
2025	226,168
2026	225,999
2027	226,916
2028 to 2032	R$ 1,147,585
Weighted average duration - in years	10 years 11 months 12 days
Plan I I [Member]
IfrsStatementLineItems [Line Items]
2023	R$ 1,869
2024	1,853
2025	1,835
2026	1,814
2027	1,789
2028 to 2032	R$ 8,437
Weighted average duration - in years	8 years 10 months 24 days